Share Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Award Activity

The following table summarizes restricted stock activity for the 2023 Plan:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2023	74,545	$5.51
Granted	74,544	$2.84
Cancelled/forfeited	(74,545)	$5.51
Vested	(74,544)	$2.84
Outstanding at June 30, 2024	-	$-

The following table summarizes restricted stock award activity:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2022	-	$-
Granted	74,545	$5.51
Cancelled/forfeited	-	$-
Vested	-	$-
Outstanding at December 31, 2023	74,545	$5.51

Schedule of Stock Option Activity

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Granted	-	$-	-	$-
Cancelled/forfeited	65,000	$5.51	-	$-
Exercised	-	$-	-	$-
Outstanding at June 30, 2024	1,006,719	$5.51	8.95	$-
Exercisable	52,500	$5.51	5.23	$-
Unvested	954,219	$5.51	9.15	$-

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	-	$-	-	$-
Granted	1,071,719	$5.51	8.85	$-
Cancelled/forfeited	-	$-	-	$-
Exercised	-	$-	-	$-
Outstanding at December 31, 2023	1,071,719	$5.51	8.85	$-
Exercisable	17,500	$5.51	5.72	$-
Unvested	1,054,219	$5.51	$9.52	$-

Schedule of Fair Value of Stock Option Granted

The Company estimated the fair value of stock options granted in the periods presented using a Black-Scholes option-pricing model utilizing the following assumptions:

	For the year ended December 31,
	2023	2022
Expected volatility (%)	79.0% - 80.0%	n/a
Expected term (years)	3.5 - 6.5	n/a
Risk-free interest rate (%)	4.16% - 4.35%	n/a
Expected dividend yield (%)	0%	n/a